American Trust Allegiance Fund
Schedule of Investments
at November 30, 2022 (Unaudited)

Shares	COMMON STOCKS: 94.02%	Value
	Administrative Support and Services: 2.68%
9,075	PayPal Holdings, Inc.*	$711,571

	Air Transportation: 1.79%
10,000	Alaska Air Group, Inc.*	474,400

	Apparel Manufacturing: 1.93%
15,570	VF Corp.	511,007

	Chemical Manufacturing: 2.48%
26,940	Cameco Corp.#	656,797

	Computer and Electronic Product Manufacturing: 13.84%
4,580	Analog Devices, Inc.	787,348
3,740	Apple, Inc.	553,632
5,500	International Business Machines Corp.	818,950
1,150	Northrop Grumman Corp.	613,283
2,755	NXP Semiconductors N.V.#	484,439
4,970	Sony Corp. - ADR	412,858
		3,670,510
	Construction of Buildings: 2.70%
8,160	Lennar Corp. - Class A	716,693

	Crude Petroleum Extraction: 4.13%
8,865	ConocoPhillips	1,094,916

	Engineering and Construction: 0.05%
27,010	Sitios Latinoamérica *#	12,039

	Fabricated Metal Product Manufacturing: 2.76%
12,000	BWX Technologies, Inc.	730,680

	Food Manufacturing: 5.38%
9,170	Archer-Daniels-Midland Co.	894,075
7,885	Mondelez International, Inc. - Class A	533,105
		1,427,180
	Food Services and Drinking Places: 2.49%
88,177	Arcos Dorados Holdings, Inc. - Class A#	660,446

	General Merchandise Stores: 4.99%
7,180	BJ's Wholesale Club Holdings, Inc.*	540,223
4,690	Target Corp.	783,558
		1,323,781
	Heavy and Civil Engineering Construction: 6.07%
47,840	Fluor Corp.*	1,607,902

	Insurance Carriers and Related Activities: 8.17%
5,060	Berkshire Hathaway, Inc. - Class B*	1,612,116
17,480	Equitable Holdings, Inc.	554,815
		2,166,931
	Machinery Manufacturing: 0.84%
470	Lam Research Corp.	222,019

	Miscellaneous Manufacturing: 3.87%
5,185	Hasbro, Inc.	325,722
65,325	Nintendo Co., Ltd. - ADR	700,937
		1,026,659
	Oil and Gas Extraction: 4.35%
6,580	Cheniere Energy, Inc.	1,153,869

	Other Information Services: 2.60%
5,840	Meta Platforms, Inc. - Class A*	689,704

	Paper Manufacturing: 2.31%
60,130	Suzano SA - ADR	611,522

	Professional, Scientific, and Technical Services: 1.01%
2,125	Jacobs Solutions, Inc.	268,898

	Publishing Industries (except Internet): 2.06%
2,130	Microsoft Corp.	543,448

	Real Estate: 1.04%
3,466	CBRE Group, Inc. - Class A*	275,894

	Rental and Leasing Services : 3.11%
2,700	Netflix, Inc.*	824,931

	Securities, Commodity Contracts, and Other Finance: 4.94%
2,255	Goldman Sachs Group, Inc.	870,768
8,530	KKR & Co., Inc.	442,878
		1,313,646
	Telecommunications: 1.98%
27,010	America Movil SAB de CV - Class L - ADR	525,615

	Transportation Equipment Manufacturing: 1.60%
4,800	Autoliv, Inc.	424,320

	Utilities: 4.85%
13,376	Constellation Energy Corp.	1,285,701
	TOTAL COMMON STOCKS (Cost $16,109,684)	24,931,079

	REIT: 2.52%
	Warehousing and Storage: 2.52%
12,285	Iron Mountain, Inc.	667,444
	TOTAL REIT (Cost $394,928)	667,444

	Money Market Fund: 3.48%
923,483	Fidelity Investments Money Market Government Portfolio - Class I, 3.56%†	923,483
	TOTAL MONEY MARKET FUND (Cost $923,483)	923,483
	Total Investments in Securities (Cost $17,428,095): 100.02%	26,522,006
	Liabilities in Excess of Other Assets: (0.02)%	(4,461)
	Net Assets: 100.00%	$26,517,545

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2022.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$711,571	$-	$-	$711,571
Construction	2,336,634	-	-	2,336,634
Finance and Insurance	3,037,699	-	-	3,037,699
Information	1,233,152	-	-	1,233,152
Management of Companies and Enterprises	525,615	-	-	525,615
Manufacturing	8,623,897	-	-	8,623,897
Mining	1,751,713	-	-	1,751,713
Professional, Scientific, and Technical Services	268,898	-	-	268,898
Real Estate, Rental, and Leasing	1,100,825	-	-	1,100,825
Retail Trade	2,427,105	-	-	2,427,105
Transportation and Warehousing	474,400	-	-	474,400
Utilities	2,439,570	-	-	2,439,570
Total Common Stocks	24,931,079	-	-	24,931,079
REIT	667,444	-	-	667,444
Money Market Fund	923,483	-	-	923,483
Total Investments in Securities	$26,522,006	$-	$-	$26,522,006

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.